CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
CONTINGENT LIABILITIES
NOTE 12	-	CONTINGENT LIABILITIES
A.	Claims

1.
During year 2016 Brazilian Federal Communication Agency – Anatel issued a tax assessment for FUST contribution (contribution on telecommunication services) levied on the monitoring services rendered by us and additional tax assessment for FUNTELL contribution (contribution to Fund for the Technological Development of Telecommunication) levied on the monitoring services rendered by us regarding all for the period 2007-2012.Total amounts of approximately R$23.0 million (US$4.4 million). as of December 2022, including interest and penalties. The reason Anatel demand the payment of FUST and FUNTELL from us is the fact that in order to provide monitoring services we need to operate telecommunication equipment in a given radio frequency. The authorities have construed that we render telecommunication services and taxes should be levied in relation to Net Revenues. Based on the legal opinion of the subsidiary’s Brazilian legal counsel we believe that such claim is without merit, the interpretation of the legislation is mistaken, given that we don’t render telecommunication services, but rather services of monitoring goods and persons for security purposes and therefore the chances of our success are more likely than not. We have filed our defense against such claims. We are currently awaiting the Lower Court or Administrative decisions on all the aforementioned FUST and FUNTELL claims.

2.
On July 13, 2015 the company received a purported class action lawsuit which was filed against the Company in the District Court of Central Region in Tel-Aviv, by one plaintiff who is a subscriber of the Company, alleging that the Company, which was declared a monopoly under the Israeli Antitrust Law, 1988, unlawfully abused its power as a monopoly and discriminated between its customers. The plaintiff claims that the alleged discrimination resulted from the Company charging higher monthly subscription fees from customers who are obliged by insurance company requirements to install location and recovery systems in their vehicles than the monthly subscription fees that are charged from customers who are not required by insurance companies to install location and recovery systems in their vehicles. In addition, the plaintiff claims that the Company offers to customers who are not required by insurance companies to install location and recovery systems in their vehicles, a discounted warranty service to their location and recovery systems. The plaintiff claims in addition to the above, that such actions raise additional causes of action against the Company such as negotiations without good faith, executing contract without good faith, breach of contract, unjust enrichment, breach of consumer protection laws, tort laws, and breach of statutory duty. The lawsuit is yet to be approved as a class action. The total amount claimed if the lawsuit is approved as a class action was estimated by the plaintiff to be approximately NIS 300 million (approximately US$85.2 million). Our defense against the approval of the class action lawsuit was filed on January 3, 2016. The plaintiff has responded to our defense on February 29, 2016. Hearing for first stage, i.e. whether claim will be approved as a class action are over and parties are filing their summaries. A class action lawsuit based on similar claims, against the Company, which was filed on form 6-K on March 22, 2011, was dismissed by the court on the request of both parties, on March 5, 2012 for a small compensation to the plaintiff and his attorneys, in a total amount of NIS 30,000 (approximately US$8,500). Such dismissal of a similar class action lawsuit may have a positive effect on the Company's defense against the current lawsuit. Based on the opinion of the company's legal counsels, the chances that the lawsuit will not be approved as a class action lawsuit are higher than it will be approved. However, if the company will not be successful in defending these claims, the company could be subject to significant costs, adversely affecting our results of operations. As of December 31, 2022, there is no change in the lawsuit status.

3.
Claims are filed against the Company and its subsidiaries from time to time during the ordinary course of business, usually with respect to civil, labor and commercial matters. The Company's management believes, based on its legal counsels' assessment, that the provision for contingencies recognized in the balance sheet is sufficient and that currently there are no claims (other than those described in this Note above) that are material, to the consolidated financial statements as a whole.

B.
The Company was declared a monopoly under the Israeli Antitrust Law, 1988, in the market for the provision of systems for the location of vehicles in Israel. Under Israeli law, a monopoly is prohibited from taking certain actions, such as predatory pricing and the provision of loyalty discounts, which prohibitions do not apply to other companies. The Israeli Competition Authority may further declare that the Company has abused its position in the market. Any such declaration in any suit in which it is claimed that the Company engages in anticompetitive conduct may serve as prima facie evidence that the Company is either a monopoly or that it has engaged in anticompetitive behavior. Furthermore, it may be ordered to take or refrain from taking certain actions, such as setting maximum prices, in order to protect against unfair competition.

C.
Commitments

As of December 31, 2022, minimum future rentals under operating leases of buildings, vehicles and base station sites for periods were as follows: 2023 – US$ 3.3 million, 2024 – US$ 2.2 million, 2025 US$ 1.5 million, and hereafter– US$ 4.7 million.

The leasing fees expensed in each of the years ended December 31, 2022, 2021 and 2020, were US$ 3.3 million, US$ 2.7 million and US$ 3.2 million, respectively.